Investment Securities - Unrealized Gains (Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unrealized Gains (Losses) on Available-for-Sale Securities
Amortized Cost	$ 182,391	$ 243,320
Unrealized Gains	95	2
Unrealized Losses	(1,762)	(321)
Estimated Fair Value	180,724	243,001
Corporate bonds
Unrealized Gains (Losses) on Available-for-Sale Securities
Amortized Cost	164,563	229,004
Unrealized Gains	94	2
Unrealized Losses	(38)	(236)
Estimated Fair Value	164,619	228,770
Other
Unrealized Gains (Losses) on Available-for-Sale Securities
Amortized Cost	12,994	6,279
Unrealized Gains	1	0
Unrealized Losses	0	(3)
Estimated Fair Value	12,995	6,276
Strategic equity securities
Unrealized Gains (Losses) on Available-for-Sale Securities
Amortized Cost	4,834	8,037
Unrealized Gains	0	0
Unrealized Losses	(1,724)	(82)
Estimated Fair Value	$ 3,110	$ 7,955